Intangible assets (Tables)	3 Months Ended
Mar. 31, 2023
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill [text block]	below provides a rollforward of the Company’s intangible assets as of March 31, 2023 and 2022.

(in KUSD)	Indefinite lived		Definite lived
Cost	Licenses	Internal development costs	Internal development costs	Licenses	Software	Total
January 1, 2023	13,680	—	954	1,052	278	15,964
Additions	—	—	—	—	20	20
Exchange differences	—	—	—	—	3	3
March 31, 2023	13,680	—	954	1,052	301	15,987

Accumulated Amortization
January 1, 2023	(1,295)	—	—	(125)	(184)	(1,604)
Amortization charge	—	—	(19)	(19)	(14)	(52)
Impairment charge	(743)	—	—	—	—	(743)
Exchange differences	—	—		—	(2)	(2)
March 31, 2023	(2,038)	—	(19)	(144)	(200)	(2,401)

Net book amount as of March 31, 2023	11,642	—	935	908	101	13,586

Cost
January 1, 2022	12,985	631	—	1,052	176	14,844
Additions	195	82	—	—	19	296
Exchange differences	—	—	—	—	(1)	(1)
March 31, 2022	13,180	713	—	1,052	194	15,139

Accumulated Amortization
January 1, 2022	(1,069)	—	—	(50)	(143)	(1,262)
Amortization charge	—	—	—	(19)	(7)	(26)
March 31, 2022	(1,069)	—	—	(69)	(150)	(1,288)

Net book amount as of March 31, 2022	12,111	713	—	983	44	13,851